Jan. 31, 2024
Preferred-Plus ETF
Preferred-Plus ETF
Investment Objective
The Preferred-Plus ETF (the “Fund”) seeks to provide income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Interest Expense	0.41%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses[2]	1.27%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Interest Expense	0.41%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses[2]	1.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$129	3 Years:	$403	5 Years:	$697	10 Years:	$1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
The Fund’s investment strategy is two-fold: (1) preferred securities, and (2) credit spread options on an S&P 500® ETF or the S&P 500® Index; both of which are described in detail below.
Preferred Investment Strategy
The Fund pursues its objective primarily by investing in issues of preferred securities and debt securities that the Fund’s adviser, Innovative Portfolios, LLC (the “Adviser”), believes to be undervalued. In making this determination, the Adviser evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Adviser considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or debt securities within that structure. In evaluating relative value, the Adviser also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other fixed-income security classes.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in a portfolio of preferred securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; convertible preferred securities; and shares of other open-end (including other exchange-traded funds (“ETFs”)) and closed-
end funds that invest primarily in preferred securities. The Fund may invest in preferred securities of all issuer capitalizations. The Fund may also invest in publicly-traded partnerships (“PTPs”).
The Fund intends to concentrate (i.e., hold more than 25% of its total assets) its investments in one or more industries within the Financials Sector (including securities issued by banks, diversified financials, real estate (including real estate investment trusts (“REITs”) and insurance companies). As of the date of this Prospectus, the Fund was concentrated in companies in the Banking Industry, as classified by the Bloomberg Industry Classification Standard (BICS). In addition, the Fund also may focus its investments in other sectors such as (but not limited to) energy, industrials, utilities, health care and telecommunications. The Adviser retains broad discretion to allocate the Fund’s investments across various sectors and industries.
The Fund may invest in preferred equity or debt securities of any maturity or credit rating, including investment grade securities, below investment grade securities (commonly known as “junk bonds”) and unrated securities. The Fund generally seeks to maintain a minimum weighted average senior debt rating of the issuing companies in which it invests of BBB-, which the Fund considers to be investment grade. Although a company’s senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. A security must be rated no lower than B- or B3 in order to be purchased by the Fund (or if unrated, of similar quality in the opinion of the Adviser).
S&P 500® Options Investment Strategy
The Fund intends to maintain approximately 10% asset exposure to a credit spread options strategy, although market conditions may dictate additional exposure. The Fund seeks to achieve a credit spread on an S&P 500® ETF or the S&P 500® Index by selling/writing an out-of-the-money (an out-of-the-money put option is one whose strike price is lower than the market price of the underlying reference asset of the option) short put option each month while simultaneously purchasing an out-of-the-money long put option below the short option position. A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and with the same expiration but different strike prices. Such a strategy results in a net credit for entering the option position, and is profitable when the spreads narrow or expire. By buying a protective long put option, the Fund seeks to hedge any significant downside risk posed by the short put option. The short option premium is derived from “implied volatility” — the expected level of volatility priced into an option — and is higher, on average, than the volatility actually experienced on the security underlying the option.
For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.
The premium paid for a long put option is typically priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into this derivative contract, the Fund is, in essence, transferring a risk that its counterparty seeks to accept in exchange for the premium received by the counterparty under the derivatives contract. By transferring this risk to a counterparty, the Fund seeks to benefit over the long-term from the difference in premium collected on the short put option premium above and the long option premium paid herein. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.
A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, the Fund intends to sell put options that are out-of-the-money. Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF or index, depending on the terms of the option.
The potential returns of the Fund are generally limited to the amount of cash (premiums) the Fund receives when selling short puts, net of any cash (premiums) paid by the Fund to purchase long puts, plus the returns of the underlying Investments in which the Fund invests.
When the Fund enters into derivatives transactions, it is typically required to post collateral to secure its payment or delivery obligations. The Fund invests as indicated above in preferred securities. These securities will be used to meet margin requirements on the Fund’s option writing strategy. The Fund may write put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” put options). The Fund may hold positions in equities and ETFs to the extent necessary to meet margin requirements. Generally, the investment goal is to write options with a target of 10% spread notional exposure however market conditions may dictate more notional exposure. The Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged.
Principal Investment Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of the Bloomberg US Aggregate Bond Index, which reflects a broad measure of market performance. Performance is also shown for the ICE BofA Core Plus Fixed Rate Preferred Securities Index, which represents the asset classes in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.innovativeportfolios.com.
As a result of a reorganization that occurred before the start of business on March 7, 2022, the Fund acquired all of the assets and liabilities of the Preferred-Plus (the “Preferred-Plus Predecessor Fund”), a series of Collaborative Investment Series Trust, an open-end investment company registered under the Investment Company Act of 1940 (the “1940 Act”) that had the same investment objective and strategies as the Fund since the Preferred-Plus Predecessor Fund’s inception on December 24, 2018. The Fund assumed the NAV and performance history of the Preferred-Plus Predecessor Fund. Performance shown in the bar chart and table for periods prior to March 7, 2022 is that of the Preferred-Plus Predecessor Fund and is not the performance of the Fund. The Fund’s objective, policies, guidelines, and restrictions are in all material respects equivalent to those of the Preferred-Plus Predecessor Fund, which was created for reasons entirely unrelated to the establishment of a performance record.
The Preferred-Plus Predecessor Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns

During the period of time shown in the bar chart, the highest quarterly return was 14.08% for the quarter ended June 30, 2020, and the lowest quarterly return was -19.85% for the quarter ended March 31, 2020.
Average Annual Total Returns(for periods ended December 31, 2023)

Preferred-Plus ETF	1-Year	5-Year	Since Inception*
Return Before Taxes	15.04%	4.64%	4.66%
Return After Taxes on Distributions	13.43%	2.77%	2.80%
Return After Taxes on Distributions and Sale of Shares	9.90%	3.02%	3.04%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	—%
ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	9.62%	2.51%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Dividend Performers ETF
Dividend Performers ETF
Investment Objective
The Dividend Performers ETF’s (the “Fund”) investment objective is to seek to provide income. The Fund’s secondary objective is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Interest Expense	0.67%
Total Annual Fund Operating Expenses	1.52%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Interest Expense	0.67%
Total Annual Fund Operating Expenses	1.52%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$155	3 Years:	$480	5 Years:	$829	10 Years:	$1,813

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies
The Fund’s investment strategy is twofold: (1) investing in dividend paying U.S. equity securities, and (2) credit spread options on an S&P 500® ETF or S&P 500®Index; both of which are described in detail below.
Dividend Investment Strategy
The Fund will invest in common stocks of dividend paying U.S. companies. The Fund invests, generally, in large capitalization companies ($10 billion or higher) but has the ability to invest in income-producing equity securities of all capitalizations with ten years of rising dividend payments. The Fund may also invest in equity real estate investment trusts (“REITs”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities.
The Fund’s adviser, Innovative Portfolios, LLC (the “Adviser”), invests the Fund’s assets in companies that have a ten-year history of paying dividends, appear to have the ability to continue to pay dividends, have a history of increasing their dividends, and meet certain risk standards (as discussed in more detail below). The Adviser will generally sell a security if the security is no longer expected to meet the Adviser’s dividend or growth expectations or if the risk characteristics place the equity in higher risk deciles.
The selection of dividend-paying stocks is based on the universe of companies based in the U.S. with a history of increasing dividends for 10 consecutive years (Dividend Achievers). That list is further sorted by the companies with the best downside risk (lowest) characteristics. Historically, the companies with lower downside risk scores have potential for long-term growth and have exhibited lower volatility and lower downside risk. The downside risk score utilizes a fundamental value approach, evaluating the security on certain factors (e.g., free cash-flow, revenue stability, profitability changes and trend, leverage, stock price volatility and correlation, and earning surprise persistency). These variables are used to evaluate downside risk on the securities, meaning the risk of the stock versus the potential return, with the objective to avoid downside risk. The portfolio is periodically rebalanced where companies with higher risk characteristics are exchanged for companies with lower risk characteristics. The quantitative nature of this screening process can lead to sector over-or-under weighting. While the Fund’s exposure to sectors may change over time, as of December 31, 2023, the Fund had significant exposure to companies in the Industrials, Health Care, and Information Technology Sectors, as classified by the Bloomberg Industry Classification Standard (BICS).
S&P 500® Options Strategy
The Fund intends to maintain approximately 20% asset exposure to a credit spread options strategy, although market conditions may dictate additional exposure. The Fund seeks to achieve a credit spread on an S&P 500® ETF or the S&P 500® Index by selling/writing an out-of-the-money (an out-of-the-money put option is one whose strike price is lower than the market price of the underlying reference asset of the option) short put option each month while simultaneously purchasing an out-of-the-money long put option below the short option position. A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and with the same expiration but different strike prices. Such a strategy results in a net credit for entering the option position, and is profitable when the spreads narrow or expire. By buying a protective long put option, the Fund seeks to hedge any significant downside risk posed by the short put option.
The short option premium is derived from “implied volatility” — the expected level of volatility priced into an option — and is higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.
The premium paid for a long put option is typically priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into this derivative contract, the Fund is, in essence, transferring a risk that its counterparty seeks to accept in exchange for the premium received by the counterparty under the derivatives contract. By transferring this risk to a counterparty, the Fund seeks to benefit over the long-term from the difference in premium collected on the short put option premium above and the long option premium paid herein. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.
A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, the Fund intends to sell put options that are out-of-the-money. Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF or index, depending on the terms of the option.
The potential returns of the Fund are generally limited to the amount of cash (premiums) the Fund receives when selling short puts, net of any cash (premiums) paid by the Fund to purchase long puts, plus the returns of the underlying Investments in which the Fund invests.
When the Fund enters into derivatives transactions, it is typically required to post collateral to secure its payment or delivery obligations. The Fund invests as indicated above in common stocks of dividend paying companies. These securities will be used to meet margin requirements on the Fund’s option writing strategy. The Fund may write put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” put options). The Fund may hold positions in equities and ETFs to the extent necessary to meet margin requirements. Generally, the investment goal is to write options with a target of 20% spread notional exposure however market conditions may dictate more notional exposure. The Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged.
Principal Investment Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of the S&P 500® Index, which reflects a broad measure of market performance. Performance is also shown for the NASDAQ U.S. Broad Dividend Achievers Index, another comparative index that represents the asset classes in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.innovativeportfolios.com.
As a result of a reorganization that occurred before the start of business on March 7, 2022, the Fund acquired all of the assets and liabilities of the Dividend Performers (the “Dividend Performers Predecessor Fund”), a series of Collaborative Investment Series Trust, an open-end investment company registered under the Investment Company Act of 1940 (the “1940 Act”) that has had the same investment objectives and strategies as the Fund since the Dividend Performers Predecessor Fund’s inception on December 24, 2018. The Fund assumed the NAV and performance history of the Dividend Performers Predecessor Fund. Performance shown in the bar chart and table for periods prior to March 7, 2022 is that of the Dividend Performers Predecessor Fund and is not the performance of the Fund. The Fund’s objectives, policies, guidelines, and restrictions are in all material respects equivalent to those of the Dividend Performers Predecessor Fund, which was created for reasons entirely unrelated to the establishment of a performance record.
The Dividend Performers Predecessor Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Total Returns

During the period of time shown in the bar chart, the highest quarterly return was 54.69% for the quarter ended June 30, 2020, and the lowest quarterly return was -44.54% for the quarter ended March 31, 2020.
Average Annual Total Returns(for periods ended December 31, 2023)

Dividend Performers ETF	1-Year	5-Year	Since Inception*
Return Before Taxes	30.01%	16.77%	17.11%
Return After Taxes on Distributions	29.71%	15.16%	15.51%
Return After Taxes on Distributions and Sale of Shares	17.98%	12.91%	13.21%
NASDAQ U.S. Broad Dividend Achievers Index (reflects no deduction for fees, expenses, or taxes)	11.88%	12.86%	14.10%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	17.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.